S-K 1604(a)(3) De-SPAC Forepart, Compensation	Oct. 02, 2026
De-SPAC Forepart, Sponsor Compensation [Line Items]
De-SPAC, Compensation, Prospectus Summary [Table Text Block]

Compensation of the Sponsor and its Affiliates

Set forth below is a summary of the amount of compensation and securities received, to be received or that may be received by the Sponsor, its affiliates and Inflection Point’s directors, officers and their affiliates in connection with the Business Combination and related transactions. All of Inflection Point’s officers and directors, in addition to certain third-party investors, are members of the Sponsor and therefore have an indirect interest in the amount of compensation received by and securities issued to the Sponsor, and in the consideration paid or to be paid by the Sponsor, in connection with the Business Combination or any related financing transaction.

Entity/Individual	Amount of Compensation Received or to be Received or Securities Issued or to be Issued	Consideration
Sponsor	8,433,333 shares of New Quantum Space Class A-1 Common Stock upon conversion of 8,433,333 Inflection Point Class A Shares.	$25,000.
	5,000,000 New Quantum Space Warrants upon the conversion of the 5,000,000 Private Placement Warrants.	$5,000,000.
Inflection Point Fund

Number of New Quantum Space Series A Preferred Stock equal to the quotient of (i) the aggregate Series B preference amount of Inflection Point Fund’s Pre-Funded Preferred Units, divided by (ii) $12.00 (approximately 3,364,356 shares of Series A Preferred Stock taking into account accrued payment-in-kind dividends through November 25, 2026; such number of shares of Series A Preferred Stock may increase prior to Closing due to additional accrued payment-in-kind dividends after such date). Inflection Point Fund may elect to contribute its Pre-Funded Warrants (initially

		Exchange of Pre-Funded Preferred Units and Pre-Funded Warrants, which Pre-Funded Preferred Units and Pre-Funded Warrants were acquired for an aggregate purchase price of $32.5 million.
Entity/Individual	Amount of Compensation Received or to be Received or Securities Issued or to be Issued	Consideration

exercisable for 3,186,274 Quantum Space Common Units at $12.00 per unit) to New Quantum Space in exchange for New Quantum Space Preferred Investor Warrants initially exercisable to purchase up to 3,186,274 shares of New Quantum Space Class A-1 Common Stock at $12.00 per share, each subject to adjustment.

	4,815,833, or approximately 57.1%, of the Founder Shares and 4,300,000, or 86%, of the Private Placement Warrants held by the Sponsor.	$4,300,000 for the Private Placement Warrants.
Sponsor, Officers and Directors	Consulting, success or finder fees in connection with the consummation of our initial business combination.	Services in connection with identifying, investigating and completing an initial business combination.
	Salary or fee in an amount that constitutes a market standard for comparable transactions in connection with our initial business combination.	Services in connection with identifying, investigating and completing an initial business combination.

De-SPAC, Background, Prospectus Summary [Text Block]

Background of the Business Combination

Inflection Point is a blank check company incorporated as a Cayman Islands exempted company for the purpose of effecting a merger, share exchange, asset acquisition, share purchase, reorganization or similar business combination with one or more businesses. The Business Combination is the result of an extensive search for a suitable acquisition candidate utilizing the investment, operating and capital markets experience of Inflection Point’s management team and the Inflection Point Board. The terms of the Business Combination are the result of extensive negotiations among representatives of Inflection Point and Quantum Space. The following chronology summarizes the principal meetings and events that resulted in the execution of the letter of intent, Business Combination Agreement and related transaction documents with Quantum Space, but does not purport to catalogue every discussion among representatives of Inflection Point, Quantum Space and their respective advisors.

Prior to entering into the Business Combination Agreement, Inflection Point reviewed approximately thirteen acquisition opportunities across a variety of industries, entered into approximately eight non-disclosure agreements with prospective business combination candidates (including Quantum Space), conducted active discussions with approximately nine potential targets and submitted draft letters of intent to approximately three companies. Following its diligence efforts and negotiations with Quantum Space, Inflection Point concluded that Quantum Space represented an attractive business combination opportunity based upon its differentiated space infrastructure platform, established customer relationships, growing contract backlog, recent award under the Space Force Andromeda program, experienced management team and significant opportunities across both commercial and government space markets.

In March 2026, Dr. Kam Ghaffarian contacted Michael Blitzer to discuss Quantum Space’s Series A-1 financing round. On March 24, 2026, Mr. Blitzer and Kevin Shannon met with Kerry Wisnosky, who served as Chief Executive Officer of Quantum Space on that date and now serves as President of Quantum Space, Phil Bracken, Chief Technology Officer of Quantum Space, Maissan Almaskati, who served as Interim Chief Financial Officer of Quantum Space on that date, and representatives of IBX, LLC (an innovation and investment firm founded and led by Dr. Ghaffarian, a non-employee director of Quantum Space, and a significant stockholder of Quantum Space), to discuss Quantum Space’s ongoing Series A-1 financing and broader strategic objectives. During the meeting, Quantum Space’s management team also provided an overview of Quantum Space’s business, existing contract backlog, long-term growth strategy and anticipated capital requirements.

On March 28 and 29, 2026, Dr. Ghaffarian and Mr. Bridenstine, who had recently been identified as a potential Chief Executive Officer candidate for Quantum Space, had meetings in Florida to discuss the possibility of Mr. Bridenstine’s appointment. Dr. Ghaffarian considered Mr. Bridenstine following his service as an observer on the Quantum Space board of directors, and on the basis of this prior working relationship.

On March 30, 2026, Inflection Point consummated its IPO.

After the initial March 24, 2026 meeting, on March 31, 2026, Inflection Point contacted Quantum Space to discuss the opportunity for Quantum Space to go public through a SPAC process.

On March 31, 2026, Inflection Point and Quantum Space entered into a non-disclosure agreement. Later that day, representatives of Quantum Space held a follow-up diligence session with representatives of Inflection Point to conduct a more detailed review of Quantum Space’s existing contract backlog, business development pipeline and anticipated future contract opportunities.

Also on March 31, 2026, Dr. Ghaffarian, Mr. Wisnosky and Mr. Blitzer discussed Mr. Bridenstine’s potential appointment as Chief Executive Officer of Quantum Space. Mr. Blitzer then conducted a reference call with Mr. Bridenstine to discuss his background, leadership experience, and vision for Quantum Space.

Also on March 31, 2026, Dr. Ghaffarian interviewed Mr. Parekh, who had been identified as a prospective Chief Financial Officer candidate for Quantum Space through a LinkedIn search conducted by Quantum Space’s human resources department. Prior to meeting with Dr. Ghaffarian, Mr. Parekh had engaged with Quantum Space’s human resources department, Matthew Yetman (a Quantum Space director and employee of IBX), and Mr. Wisnosky following Quantum Space’s initial outreach via LinkedIn.

On April 1, 2026, representatives of IBX held a discussion with Mr. Shannon regarding the anticipated timing of a potential business combination and the sequencing for engaging legal counsel, financial advisors, auditors and other transaction service providers should the parties elect to proceed with a SPAC transaction.

On April 2, 2026, Messrs. Wisnosky, Bracken and Almaskati, together with representatives of IBX, met with Mr. Shannon to review Quantum Space’s Projections (as defined below, for more information, see the “Projected Financial Information” section below) and underlying operating assumptions. During the meeting, the parties also discussed the possibility of converting a portion of Quantum Space’s contemplated private financing into a prefunded component of the PIPE financing to be raised in connection with the proposed business combination.

Following these initial diligence sessions, representatives of Inflection Point continued their review of Quantum Space’s operations while simultaneously negotiating the principal commercial terms of a potential transaction.

On April 3, 2026, Quantum Space sent Mr. Bridenstine an offer to serve as Chief Executive Officer.

On April 5, 2026, after consideration of the offer from Quantum Space, Mr. Bridenstine accepted the offer to serve as Chief Executive Officer.

On April 8, 2026, Quantum Space provided Inflection Point with updated Projections reflecting additional expected capital expenditures associated with the company’s growth plans.

On April 13, 2026, Inflection Point submitted an initial draft letter of intent (“LOI”) to Quantum Space. The initial draft LOI proposed, among other things, (i) a pre-money equity valuation of Quantum Space of approximately $600 million, assuming the prior consummation of Quantum Space’s contemplated acquisition of a certain space propulsion solutions company, or approximately $500 million if such acquisition had not occurred prior to the Closing, in each case on a cash-free, debt-free basis, with consideration payable to Quantum Space’s equityholders entirely in shares of common stock of the combined public company valued at the redemption price for Inflection Point’s public shares; (ii) a contemplated PIPE financing of approximately $200 million in connection with the execution of the Business Combination Agreement, including a minimum $20 million pre-funded component of the PIPE; (iii) Inflection Point’s agreement to use its best efforts to raise an additional $32 million in aggregate proceeds, distinct from the PIPE, to facilitate the purchase of Prime Movers’ equity stake in Quantum Space; (iv) (A) a six-month lock-up on the shares issued to Quantum Space’s equityholders and on the Sponsor’s and Inflection Point’s independent directors’ founder shares, and (B) a 30-day lock-up on Inflection Point’s private placement warrants and underlying shares; (v) the amendment and restatement of the registration rights agreement entered into in connection with the IPO; (vi) a post-closing board of directors of PubCo structured on a declassified basis, with Inflection Point retaining the right to designate two directors to the initial post-closing board; and (vii) the ability for High-Vote Holders to elect to receive equity in the post-combination company as “high-vote” shares carrying 3:1 voting power, sunsetting into “low-vote” shares carrying 1:1 voting power upon the earlier of the seventh anniversary of the Closing or the beneficial ownership of such High-Vote Holder falling below 50% of their initial high-vote share position.

On April 15, 2026, Messrs. Wisnosky and Bridenstine, Dr. Ghaffarian, and representatives of Cantor met with Messrs. Blitzer and Shannon during the Space Symposium in Colorado Springs, CO. Following the meeting, the parties met for dinner, where they discussed the anticipated PIPE financing strategy, investor presentation and transaction process.

Also on April 15, 2026, Mr. Wisnosky met with Mr. Parekh to discuss his background and experience and interest in serving as Quantum Space’s Chief Financial Officer.

On April 16, 2026, Inflection Point submitted a revised LOI reflecting, among other changes, an increased proposed pre-money valuation to approximately $600 million, irrespective of the acquisition contemplated in the initial draft LOI, and a larger anticipated PIPE financing of approximately $250 million, including an increase in the minimum pre-funded component of the PIPE to $50 million, following Quantum Space’s feedback that they would expect a higher valuation and seek a larger PIPE financing as a result of Quantum Space’s recent award under the Space Force Andromeda program, a multi-year contract with an estimated IDIQ ceiling value of over $6.2 billion, reflecting the maximum shared contract value across all 14 awardees, which the Inflection Point Board and Inflection Point management viewed as validating Quantum Space’s technical capabilities and competitive position within the broader space infrastructure market and as complementing Quantum Space’s existing base of government contracts. The Inflection Point Board and management further noted that the $6.2 billion figure represents the aggregate ceiling value available to be shared among all 14 awardees under the Space Force Andromeda program, that Quantum Space’s actual share of task orders issued under the program to date has been, and is expected in the future to be, significantly less than such ceiling amount, and that no assurance can be given as to the amount or timing of any future task orders that may be issued to Quantum Space.

On April 20, 2026, Quantum Space returned an LOI markup reflecting, among other changes, (i) an increased anticipated PIPE financing of approximately $300 million, reflecting Quantum Space’s PIPE financing expectations as a result of the recent award under the aforementioned Space Force Andromeda program; (ii) the proposed terms of a Sponsor Support Agreement to be executed concurrently with the execution of a definitive agreement for the transactions contemplated by the LOI, which Quantum Space proposed to ensure Sponsor’s support for the Business Combination; (iii) a proposed $250 million minimum cash condition to such definitive agreement with respect to the cash available from the Trust Account to provide Quantum Space with the capital it requires to fund and expand its business; (iv) a determination of the transaction consideration using a fixed $10.00 per share valuation; (v) a lower threshold with respect to a High-Vote Holder’s remaining beneficial ownership of their initial high-vote share position (which, as discussed above, would prematurely sunset such holder’s high-vote shares into low-vote shares) from 50% to 33.3%, in order to provide more flexibility for High-Vote Holders’ seeking liquidity through the disposition of a portion of their high-vote shares; (vi) a $15 million cap on transaction fees and expenses to be incurred by Inflection Point to be paid by the surviving entity in the contemplated transaction to protect the cash available to the combined company following the Closing; and (vii) an option for the parties to structure the transaction as either a traditional merger or as an Up-C structure, if such structure would provide tax advantages to Quantum Space’s existing equityholders, in any event subject to the parties’ mutual agreement based on further tax and transaction structure analysis. Quantum Space favored the Up-C structure because it would permit certain pre-Closing equityholders of Quantum Space to retain a direct ownership interest in Quantum Space OpCo (in the form of Quantum Space Common Units paired with non-economic voting shares of New Quantum Space) and facilitate tax-efficient structuring, including the potential for step-up in tax basis upon future exchanges of Quantum Space Common Units for shares of New Quantum Space Class A Common Stock.

On April 21, 2026, Inflection Point sent Quantum Space an email list of points for discussion related to the LOI, including, among other things, Inflection Point’s counterproposals to determine the transaction consideration using the applicable redemption price rather than a fixed $10.00 per share valuation and reduce the proposed minimum cash condition from $250 million to $150 million, as well as its agreement to structure the transaction as an Up-C structure.

On April 24, 2026, the Inflection Point Board met to review the status of several potential business combination opportunities. Following discussion regarding the Company’s ongoing diligence efforts and management’s evaluation of Quantum Space, the Inflection Point Board authorized management to prioritize Quantum Space as Inflection Point’s principal business combination opportunity and to continue negotiating definitive transaction terms.

On April 27, 2026, Quantum Space returned a revised draft of the LOI reflecting, among other changes, (i) its agreement to reduce the proposed minimum cash condition from $250 million to $150 million in light of then-prevailing market conditions for special purpose acquisition company business combinations and to mitigate execution risk associated with potential redemptions by Inflection Point’s public shareholders; (ii) its agreement to determine the transaction consideration using the applicable redemption price rather than a fixed $10.00 per share valuation in order to align the transaction consideration with the amount of funds actually available in the Trust Account at Closing and to reduce potential dilution to Quantum Space’s equityholders; (iii) its proposal to add an equity incentive grant for certain members of Quantum Space’s executive management tied to the achievement of certain targets, which Inflection Point and Quantum Space agreed would further align management’s incentives with those of shareholders of the combined company following the Business Combination; and (iv) an increase in the voting power of the high-vote shares to carry 10:1 voting power, to preserve Quantum Space’s existing equity holders’ and management’s control over the combined company following the Business Combination. Inflection Point agreed that the increased voting power of the high-vote shares would help ensure Quantum Space’s management’s control over the direction and maturation of the combined company’s development before the sunset of the high-vote shares.

On April 29, 2026, Mr. Wisnosky met with Mr. Parekh in Los Angeles, California to discuss follow up questions regarding Mr. Parekh’s potential appointment as Chief Financial Officer.

On May 5, 2026, Mr. Shannon, together with representatives of Cantor, met with Messrs. Bridenstine, Wisnosky and Bracken for dinner in Maryland following the public announcement of Mr. Bridenstine’s appointment as Chief Executive Officer of Quantum Space. During the meeting, the parties discussed the anticipated Business Combination process, PIPE financing strategy and broader transaction timeline.

On May 6, 2026, representatives of Inflection Point traveled to Quantum Space’s production and engineering facilities in Rockville, Maryland, where Messrs. Wisnosky, and Bracken, with other representatives of Quantum Space provided tours of Quantum Space’s manufacturing and engineering operations. Following the facility tours, the parties discussed Quantum Space’s production roadmap, existing contract backlog and anticipated growth opportunities.

On May 6, 2026, Quantum Space sent Mr. Parekh an offer to serve as Chief Financial Officer.

On May 7, 2026, after consideration of the offer from Quantum Space, Mr. Parekh accepted the offer to serve as Chief Financial Officer (which appointment was publicly announced on June 25, 2026).

On May 7, 2026, representatives of Quantum Space held a diligence session with representatives of Inflection Point to review the Projections supporting the proposed Business Combination and the anticipated investor presentation to be used in connection with the PIPE financing. Cantor and Moelis & Company LLC (“Moelis”) also attended the diligence session.

On May 7, 2026, Reed Smith sent a revised LOI to Inflection Point, reflecting, among other negotiated provisions, a reduction in Inflection Point’s post-closing board representation from two directors to one director to preserve Quantum Space’s control over the combined company following the Business Combination. Inflection Point concluded that retaining one designee on the initial post-closing board would preserve Inflection Point’s ability to participate in board deliberations, obtain information with respect to the combined company’s business and operations, and exercise a sufficient level of oversight.

On May 8, 2026, the parties executed the LOI.

Following execution of the LOI, the parties commenced confirmatory due diligence while simultaneously negotiating the definitive transaction documents and launching the proposed PIPE financing.

On May 11, 2026, representatives of Reed Smith and White & Case participated in a conference call to discuss the Up-C structure.

On May 12, 2026, Messrs. Bridenstine, Wisnosky and Almaskati, together with representatives of IBX, Cantor and Reed Smith, held the first organizational call with representatives of Inflection Point and White & Case. During the meeting, the parties discussed the anticipated Business Combination timeline, allocation of responsibilities for preparing the Business Combination Agreement and related transaction documents, the proposed PIPE financing process and the principal diligence workstreams. Later that day, and continuing into May 13, 2026, Cantor and Moelis conducted a series of diligence sessions with representatives of Inflection Point, Quantum Space and the Company’s independent auditors in connection with the contemplated PIPE financing.

Beginning in mid-May 2026, representatives of Cantor, acting as financial advisor and lead placement agent to Quantum Space, and Moelis, acting as joint placement agent to Quantum Space, commenced the marketing process for the proposed PIPE financing. Over the following several weeks, the placement agents conducted one-on-one meetings with prospective institutional investors, coordinated investor diligence sessions and held periodic update calls with the parties regarding investor feedback, anticipated allocations and transaction timing.

On May 14, 2026, Mr. Bridenstine participated in a series of meetings with prospective institutional investors during Cantor’s Private Companies Conference as part of the ongoing PIPE marketing process.

On May 19, 2026, White & Case delivered to Reed Smith initial drafts of the Series B SPA, the form of Pre-Funded Warrant, the Series A SPA, the form of Certificate of Designation, and the form of New Quantum Space Series A Warrant.

Also on May 19, 2026, representatives of Quantum Space and Inflection Point held a transaction update call to review the status of the PIPE financing and ongoing investor outreach efforts. Later that day, Messrs. Bridenstine and Wisnosky met with Messrs. Blitzer and Shannon for dinner in Washington, D.C. during which the parties discussed recent developments in Quantum Space’s business, the ongoing PIPE marketing process and the anticipated timeline for the proposed Business Combination.

On May 26, 2026, White & Case delivered to Reed Smith an initial draft of the Seventh Amended and Restated Limited Liability Company Agreement of Quantum Space. The draft revised Quantum Space’s Sixth Amended and Restated Limited Liability Company Agreement to effectuate the sale of the Pre-Funded Preferred Units and the Pre-Funded Warrants in the contemplated pre-funded PIPE investment.

Between May 19, 2026 and May 29, 2026, White & Case and Reed Smith, upon their respective discussions with Inflection Point and Quantum Space, exchanged drafts of the Series B SPA, the form of Pre-Funded Warrant, the Seventh Amended and Restated Limited Liability Company Agreement of Quantum Space, the Series A SPA, the form of Certificate of Designation, and the form of New Quantum Space Series A Warrant.

On May 20, 2026, the parties continued their discussions regarding the PIPE financing process, including investor feedback, anticipated allocations and the timetable for completing the Business Combination Agreement and related transaction documentation.

On May 21, 2026, Reed Smith delivered the first draft of the Business Combination Agreement to White & Case. The draft Business Combination Agreement included a minimum cash condition of $150 million, consistent with the minimum cash condition the parties had agreed to in the LOI, and had included a bracketed “Executive Performance Grant” provision permitting PubCo to grant one or more performance-based equity awards to Dr. Ghaffarian and certain other members of PubCo’s executive management on terms to be mutually agreed by the parties in order to incentivize the continued leadership of Dr. Ghaffarian and reward, motivate, and retain other critical members of Quantum Space’s management team following the Closing, with the details of the earnout and management incentive structure remaining to be finalized.

On May 26, 2026, the audit committee of the Inflection Point Board met to consider the engagement of an independent financial advisor to provide a fairness opinion in connection with the proposed Business Combination. Following discussion, the audit committee determined to retain Newbridge based upon Newbridge’s substantial experience advising special purpose acquisition companies in similar business combination transactions and its qualifications to render an opinion independent of Inflection Point and its affiliates.

On May 27, 2026, White & Case delivered its initial comments to the Business Combination Agreement to Reed Smith, and between May 27, 2026 and June 6, 2026, White & Case and Reed Smith exchanged successive drafts of the Business Combination Agreement. During this period, the parties discussed the Executive Performance Grant and the relative merits of various compensation-based arrangements and structures, including the potential use of restricted stock, restricted stock units or a profits-interest style award, as well as the related tax consequences, the length of the performance period, and whether Dr. Ghaffarian should have discretion to allocate a portion of the award to other members of senior management. The parties reached what at that time was an agreement in principle on a 9 million share earnout, split between 4.5 million shares to Dr. Ghaffarian and 4.5 million shares to other members of executive management, subject to the achievement of revenue thresholds to be specified, with the structural mechanics (including tax treatment, vesting conditions and earnout characterization) to be finalized following circulation of certain tax analyses by Reed Smith. The minimum cash condition remained fixed at $150 million throughout this period, until White & Case delivered a draft on June 6, 2026, removing the standalone minimum cash condition. Given that the PIPE was expected to raise over $150 million, Inflection Point took the position that the minimum cash condition should not be required. During this period, the parties negotiated, among other things, (i) the conversion and treatment of Quantum Space’s securities, (ii) the treatment of the Closing Indebtedness (as defined in the Business Combination Agreement), (iii) various provisions related to the PIPE Investments, (iv) the allocation of Purchaser and Company designees on the post-Closing board of directors of PubCo, with the Company retaining the right to designate all directors to the initial post-closing board other than a single Purchaser-designated director, (v) the mutual no-solicitation covenant and related exceptions for permitted financings and secondary transfers, (vi) the termination rights of the parties and the one-year outside date applicable to the Business Combination Agreement, and (vii) matters relating to Privileged Materials (as defined in the Business Combination Agreement).

On May 28, 2026, Messrs. Blitzer and Shannon traveled to Quantum Space’s Hawthorne, California facility, where Messrs. Wisnosky, Bridenstine and Parekh, together with Dr. Ghaffarian, hosted an in-person diligence session. Representatives of Cantor also attended the diligence session. During the visit, representatives of Quantum Space provided a detailed overview of Quantum Space’s multimode propulsion technologies, engineering programs and manufacturing activities at the Hawthorne facility. The parties also discussed Quantum Space’s operational roadmap, recent management transition and commercialization strategy. Following the facility visit, the parties met for dinner to continue discussions regarding the proposed Business Combination and the status of the ongoing PIPE financing.

On or around May 29, 2026, the forms of the foregoing documents agreed between Inflection Point and Quantum Space were distributed to a select group of institutional accredited investors for review. Between May 29, 2026 and June 7, 2026, Inflection Point, Quantum Space, the investors and their respective counsels negotiated the final terms of the financing documents. Key items negotiated included: (i) the voting threshold required for Series A Preferred Stock holders to approve amendments to the Certificate of Designation and other material corporate actions; (ii) the definition and measurement convention of “VWAP” and the related reset mechanics used to determine adjustments to the conversion price of the Series A Preferred Stock and the exercise price of the Series A Warrant; (iii) mechanics of anti-dilution adjustments to the conversion and exercise prices; (iv) whether to add a closing condition requiring receipt of a certain minimum aggregate subscription amount across all Series A SPAs; and (v) whether to include a closing condition with respect to any amendments to the Business Combination Agreement that would impact the economics of the investors under the Series A SPAs and Series B SPAs.

Beginning on June 1, 2026, representatives of Inflection Point and Quantum Space, and their respective legal and financial advisors, commenced daily transaction update calls to coordinate the negotiation of the Business Combination Agreement, the PIPE documentation, investor allocations, remaining diligence requests and the anticipated announcement timetable.

On June 2, 2026, Reed Smith sent Quantum Space management a summary of alternative structures for the Executive Performance Grant, and Quantum Space management shared the summary with Dr. Ghaffarian’s accountants and personal legal counsel for their independent review.

On June 3, 2026, representatives of Collected Strategies LLC (“Collected Strategies”), IBX, Reed Smith, Cantor and Inflection Point held a coordination call regarding the public relations and investor relations strategy for the anticipated announcement of the Business Combination. The parties discussed the format of the announcement-day investor webinar, principal messaging and the respective speaking roles of management and transaction participants. The group reconvened on June 5, 2026 with Dr. Ghaffarian, Mr. Bridenstine and Mr. Blitzer to finalize the presentation format, speaking responsibilities and key discussion topics for the public announcement.

Also, during the parties’ June 3, 2026 call, the parties noted that investor demand continued to strengthen and that the proposed PIPE financing was expected to total approximately $300 million. Based upon the progress of the documentation process and investor commitments, the parties reaffirmed their objective of publicly announcing the Business Combination prior to market open on June 8, 2026.

Also on June 3, 2026, Reed Smith delivered to White & Case an initial draft of the Tax Receivable Agreement, pursuant to which New Quantum Space would be obligated to make payments to the Participating TRA Holders equal to a specified percentage of the net cash tax savings, if any, that New Quantum Space and its subsidiaries realize (or are deemed to realize) as a result of certain covered tax assets, including existing tax basis in certain assets of Quantum Space, tax basis adjustments resulting from future exchanges of Quantum Space Common Units for shares of New Quantum Space Class A Common Stock, and certain other tax benefits related to entering into the Tax Receivable Agreement and making payments thereunder. Reed Smith and Quantum Space proposed the Tax Receivable Agreement as a customary component of an Up-C structured transaction, designed to compensate the Participating TRA Holders for the tax benefit that New Quantum Space may receive, which tax benefits likely would not exist but for the Participating TRA Holders’ contribution of their interests in connection with the Business Combination.

On June 4, 2026, representatives of Collected Strategies, IBX, Quantum Space, Reed Smith, Cantor and Inflection Point held a coordination call at which the parties agreed to structure the PIPE financing as an aggregate $300 million financing, including a $60 million prefunded tranche to fund substantially concurrently with execution of the Business Combination Agreement and a remaining closing tranche to fund upon consummation of the Business Combination. Representatives of the placement agents also substantially completed investor allocations and coordinated the execution of the related subscription agreements.

On June 4, 2026, representatives of Reed Smith discussed the terms of the Executive Performance Grant with Dr. Ghaffarian’s personal counsel, including the aggregate value of the award, the applicable performance period, and the performance-based thresholds required for full and partial vesting.

On June 5, 2026, representatives of Collected Strategies, IBX, Reed Smith, Cantor and Inflection Point reconvened, together with Dr. Ghaffarian, Mr. Bridenstine and Mr. Blitzer to finalize the presentation format, speaking responsibilities and key discussion topics for the public announcement.

On June 5, 2026, the Inflection Point Board met to review the substantially final form of the Business Combination Agreement, the status of the PIPE financing and the remaining diligence workstreams, as well as the Inflection Point Board’s fiduciary duties under Cayman law. Following discussion, the Inflection Point Board authorized Inflection Point’s management team to finalize the remaining open items in the Business Combination Agreement as discussed during the meeting and (i) determined that it is in the best interests of Inflection Point and its shareholders, and declared it is advisable, for Inflection Point to enter into the Business Combination Agreement and the Ancillary Documents to which Inflection Point is or will be a party and consummate the Business Combination (including the Domestication), (ii) approved the Business Combination Agreement, the Ancillary Documents (as defined in the Business Combination Agreement) to which Inflection Point is or will be a party and the Business Combination (including the Domestication) on the terms and subject to the conditions in the Business Combination Agreement, and (iii) recommended, among other things, the approval and adoption of the Business Combination Agreement and the Business Combination (including the Domestication) by Inflection Point’s shareholders entitled to vote thereon.

Immediately following the Inflection Point Board meeting, the audit committee of the Inflection Point Board met separately to review the potential conflicts of interest arising from affiliates of Inflection Point participating in the prefunded portion of the PIPE financing, including the fact that Inflection Point Fund’s participation (approximately a $32.5 million investment) in the prefunded portion of the PIPE financing would result in Inflection Point Fund holding interests in Quantum Space prior to the consummation of the Business Combination, which may result in a conflict of interest between Inflection Point Fund on the one hand and the interests of Inflection Point and Public Shareholders on the other hand, and to consider whether the terms of such participation, including price and other economic terms, were the same as those offered to unaffiliated PIPE investors. Following discussion, the audit committee approved such participation on the terms presented.

On June 6, 2026, representatives of White & Case and Reed Smith further discussed the terms of the Executive Performance Grant.

Beginning on June 7, 2026 and continuing through June 8, 2026, Reed Smith and White & Case exchanged final drafts of the Business Combination Agreement. Following discussion, the final Business Combination Agreement included, among other things, (i) a “Founder Incentive Arrangement,” (in lieu of an Executive Performance Grant), providing for one or more performance-based equity awards to members of PubCo’s executive management (as the “Management Participants”), and that PubCo would have an approval right over any actual awards under the Founder Incentive Arrangement being granted through the LTIP or any other stockholder-approved PubCo equity plan, and (ii) a minimum cash condition of $90 million, representing a reduction to the requirement to credit the $60 million from the pre-funded PIPE tranche, reflecting the compromise reached among the parties.

Also on June 7, 2026, the parties held their final daily transaction update call prior to execution of the definitive agreements. During the meeting, the parties reaffirmed their expectation to publicly announce the transaction prior to market open on June 8, 2026.

On June 8, 2026, prior to the opening of trading on the Nasdaq market, the parties executed the Business Combination Agreement and all related transaction documents and issued a joint press release announcing entry into the Business Combination Agreement. Concurrently with this announcement, the parties announced a $300 million PIPE financing, consisting of a $60 million prefunded tranche funded substantially concurrently with execution of the Business Combination Agreement and a $240 million closing tranche structured to fund upon consummation of the Business Combination.

The Inflection Point Board’s Reasons for the Approval of the Business Combination

On June 7, 2026, the Inflection Point Board, by unanimous written resolutions in lieu of a meeting, unanimously (i) approved the Business Combination Agreement and the other Transaction Documents to be entered into by Inflection Point and the Business Combination contemplated thereby and (ii) determined that the Business Combination is in the best interests of Inflection Point. The Inflection Point Board also recommended that the shareholders of Inflection Point approve and adopt the Business Combination Agreement and the transactions contemplated thereby and the other proposals to be presented at the extraordinary general meeting.

In evaluating the Business Combination, and before making these determinations and recommendations, the Inflection Point Board consulted with its management team, legal counsel and other advisors and considered a variety of factors. In light of the complexity of those factors, the Inflection Point Board did not consider it practicable to, nor did it attempt to, quantify or otherwise assign relative weights to the specific factors it took into account in reaching its decision. Different individual members of the Inflection Point Board may have given different weight to different factors in their evaluation of the Business Combination. Among those factors, the Inflection Point Board reviewed the results of due diligence conducted by Inflection Point’s management, legal advisors, and third-party consultants, which included:

•        Research on the space infrastructure industry and related orbital services, which affirmed Inflection Point’s belief that there is ample opportunity for first movers in the industry, specifically within the United States, to solidify competitive positioning and capitalize on significant government funding commitments driven by a focus from the government to allocate resources to critical national security space technologies;

•        Review of certain government contracts, including the Andromeda Contract, an IDIQ contract vehicle established under the U.S. Space Force’s Andromeda program, Space Force’s flagship program to field a proliferated constellation of highly maneuverable, refuellable spacecraft in geosynchronous orbit. The Andromeda Contract has an IDIQ ceiling value of over $6.2 billion, reflecting the maximum shared contract value across all 14 awardees. (see the section entitled “Information about Quantum Space — Andromeda Contract.”);

•        Review of Quantum Space’s ongoing projects, including the development of Quantum Space’s Ranger satellite platform, high-powered orbital transfer vehicles designed for deep-space transport, deploying payloads including Scout satellites, and on-orbit servicing, with one of the largest storable fuel capacities in the industry to maximize maneuverability; manufacturing capacity in a new facility in Tulsa, Oklahoma and integration and testing in Quantum Space’s facility in Hawthorne, California; and strategic partnerships with Intuitive Machines, Axiom Space and X-Energy;

•        A review of Quantum Space’s historical financial performance and forecasts including revenues, contract awards, margin profiles, capital expenditures, cash flow and other relevant financial and operating metrics. This review included a thorough and robust diligence of Quantum Space’s different revenue drivers, historical contract win rate, historical rate of growth, benchmarked where possible, against public and private peer companies based on publicly available information. In recommending the Business Combination, the Inflection Point Board acknowledged Quantum Space’s first mover advantage in a rapidly growing domestic total addressable market and Quantum Space’s rapidly growing revenue starting with approximately $2 million in 2024 and $14 million in 2025, and a projected $24 million and $61 million in 2026 and 2027, respectively, while taking into consideration Quantum Space’s history of net losses since its formation;

•        Conference calls and in person meetings with Quantum Space’s management team and representatives regarding operations, company products and services, intellectual property, end customer markets, total available market for each business segment and growth prospects, among other customary due diligence matters, which validated the Inflection Point Board’s view that Quantum Space maintained high-quality management and operations and supported the broader growth trajectory of the business;

•        Findings of a third-party commercial due diligence review of Quantum Space’s operations and business strategy, which supported the Inflection Point Board’s belief that Quantum Space has a strong value proposition, coherent strategy and a first mover advantage in certain dynamic space operations;

•        Review of Quantum Space’s material business contracts, historical financials and audits, targeted government programs, intellectual property and information technology and certain other legal due diligence, which did not reveal any material adverse findings;

•        Customary confirmatory financial and accounting due diligence, which did not reveal any material adverse findings;